Income Taxes 4 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Reconciliation of the Company's total gross unrecognized income tax benefits
Unrecognized Income Tax Benefits at beginning of the year	$ 1,181	$ 1,842	$ 1,860
Current year tax positions	331	153	130
Prior year tax positions	398	50	46
Expirations of statutes of limitations	(371)	(273)	(194)
Settlements	0	(591)	0
Unrecognized Income Tax Benefits at end of year	$ 1,539	$ 1,181	$ 1,842